Leases	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Leases	Leases
Accounting for leases
When the Barclays Bank Group or Barclays Bank PLC are the lessee, they are required to recognise both:
▪a lease liability, measured at the present value of remaining cash flows on the lease
▪a right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.
Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease.
On the balance sheet, the ROU assets are included within property, plant and equipment and the lease liabilities are included within other liabilities.
The Barclays Bank Group and Barclays Bank PLC apply the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months. For these leases the lease payments are recognised as an expense on a straight line basis over the lease term unless another systematic basis is more appropriate.
When the Barclays Bank Group or Barclays Bank PLC are the lessor, the lease must be classified as either a finance lease or an operating lease. A finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. An operating lease is a lease where substantially all of the risks and rewards of the leased asset remain with the lessor.
As lessors
The Barclays Bank Group and Barclays Bank PLC do not have any material operating and finance leases as lessors.
As lessees
The Barclays Bank Group and Barclays Bank PLC lease various offices, branches and other premises under non-cancellable lease arrangements to meet their operational business requirements. In some instances, the Barclays Bank Group or Barclays
Bank PLC will sublease property to third parties when it is no longer needed to meet business requirements. Currently, the
Barclays Bank Group and Barclays Bank PLC do not have any material subleasing arrangements.
ROU asset balances relate to property leases only. Refer to Note 18 for the carrying amount of ROU assets.
The Barclays Bank Group and Barclays Bank PLC have not recognised any expenses related to short term leases during the current and previous year.

Lease liabilities	Barclays Bank Group
	2025	2024
	£m	£m
As at 1 January	542	280
Interest expense	29	29
New leases	98	11
Disposals	(8)	—
Cash payments	(69)	(73)
Exchange and other movements[1]	30	295
As at 31 December (see Note 21)	622	542
Note
1Exchange and other movements in 2024 include modification related to a lease extended by ~91 years.
The table below sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis	Barclays Bank Group
	2025	2024
	£m	£m
Not more than one year	70	70
One to two years	73	66
Two to three years	61	61
Three to four years	59	46
Four to five years	49	40
Five to ten years	198	130
Greater than ten years	3,315	3,550
Total undiscounted lease liabilities as at 31 December	3,825	3,963
In 2024, Barclays had a lease modification for property "New York, 745 7th Avenue" wherein there was an extension of lease term by ~91 years.
In addition to the cash flows identified above, the Barclays Bank Group and Barclays Bank PLC are exposed to:
•Variable lease payments: This variability will typically arise from either inflation index instruments or market-based pricing adjustments.
Currently, Barclays Bank Group has 37 (2024: 38) leases out of the total 97 (2024: 103) leases with variable payment terms. Of the gross cash flows identified above, £3,746m (2024: £3,855m) is attributable to leases with some degree of payment variability.
Extension and termination options: The table above represents the Barclays Bank Group’s and the Barclays Bank PLC’s
best estimate of future cash outflows for leases, including assumptions regarding the exercising of contractual extension and termination options. The above gross cash flows include adjustments of Nil (2024: £9m) and Nil (2024: £9m) in respect of leases for which Barclays Bank Group and the Barclays Bank PLC is highly likely to exercise an early termination option. The above gross cash flows include adjustments of £1,780m (2024: £1,859m) and £49m (2024: £14m) in respect of leases for which Barclays Bank Group and the Barclays Bank PLC is highly likely to exercise a lease extension option.
The Barclays Bank Group and Barclays Bank PLC do not have any restrictions or covenants imposed by the lessor on its property leases which restrict its businesses.